Restructuring Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Restructuring [Line Items]
Employee severance pay and related costs	$ 2,901
Non-cancelable lease, contract termination, and other charges	652
Other non-cash charges	526
Total restructuring charges	4,079
2012/13 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	1,007	2,885
Non-cancelable lease, contract termination, and other charges	652	975
Other non-cash charges		1,286
Total restructuring charges	1,659	5,146
2013/14 Restructuring
Financial Restructuring [Line Items]
Employee severance pay and related costs	1,894
Other non-cash charges	526
Total restructuring charges	$ 2,420